T. ROWE PRICE Retirement Blend 2015 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 47 .9%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  6,702 818 362 759,441 7,435
U.S. Limited Duration TIPS Index
Fund  6,120 702 348 707,322 6,635
International Bond Fund (USD
Hedged)  2,300 386 129 306,354 2,604
Dynamic Global Bond Fund  1,594 227 94 223,548 1,721
Emerging Markets Bond Fund  1,521 183 74 179,403 1,674
U.S. Treasury Long-Term Index
Fund  1,463 180 86 215,405 1,663
High Yield Fund  1,415 175 72 261,067 1,558
Dynamic Credit Fund  583 86 35 72,203 640
Floating Rate Fund  529 65 85 54,679 508
Total Bond Mutual Funds (Cost $ 24,123 ) 24,438
EQUITY MUTUAL FUNDS 49 .7%
T. Rowe Price Funds:
Equity Index 500 Fund  6,255 816 465 47,440 7,061
International Equity Index Fund  2,962 311 160 185,112 3,247
Hedged Equity Fund  2,334 244 193 203,307 2,537
Value Fund  2,249 239 113 50,618 2,511
Growth Stock Fund  2,039 211 202 20,437 2,160
Real Assets Fund  1,503 180 76 109,197 1,671
International Value Equity Fund  939 96 45 55,826 1,037
International Stock Fund  804 84 54 41,879 888
Mid-Cap Index Fund  762 80 37 43,602 853
Small-Cap Index Fund  629 62 48 43,234 690
Emerging Markets Discovery Stock
Fund  565 62 28 42,993 619
Emerging Markets Stock Fund  489 56 27 15,373 538
Mid-Cap Growth Fund  440 44 30 4,333 476
Small-Cap Value Fund  360 35 26 6,948 399
Mid-Cap Value Fund  359 36 16 11,024 397
New Horizons Fund (2) 248 27 12 4,734 277
Total Equity Mutual Funds (Cost $ 21,053 ) 25,361
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  – 76 71 52 5
Total Other Mutual Funds (Cost $ 5 ) 5

T. ROWE PRICE Retirement Blend 2015 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .4%
Money Market Funds  2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 961 436 154 1,242,580 1,243
Total Short-Term Investments (Cost $ 1,243 ) 1,243
Total Investments in Securities 100.0%
(Cost $46,424) $ 51,047
Other Assets Less Liabilities (0.0)% (24)
Net Assets 100.0% $ 51,023
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 6 $ 12
Dynamic Global Bond Fund  (11) (6) 24
Emerging Markets Bond Fund  — 44 26
Emerging Markets Discovery Stock Fund  2 20 —
Emerging Markets Stock Fund  — 20 —
Equity Index 500 Fund  1 455 22
Floating Rate Fund  — (1) 12
Growth Stock Fund  24 112 —
Hedged Equity Fund  1 152 —
High Yield Fund  (2) 40 27
International Bond Fund (USD Hedged)  (3) 47 24
International Equity Index Fund  (1) 134 —
International Stock Fund  1 54 —
International Value Equity Fund  — 47 —
Mid-Cap Growth Fund  1 22 —
Mid-Cap Index Fund  — 48 —
Mid-Cap Value Fund  1 18 —
New Horizons Fund  1 14 —
QM U.S. Bond Index Fund  (14) 277 78
Real Assets Fund  1 64 —
Small-Cap Index Fund  1 47 —
Small-Cap Value Fund  1 30 —
Transition Fund  — — —
U.S. Limited Duration TIPS Index Fund  (23) 161 12
U.S. Treasury Long-Term Index Fund  (9) 106 16
Value Fund  — 136 —
U.S. Treasury Money Fund, 5.36% — — 16
Totals $ (28) # $ 2,047 $ 269 +

T. ROWE PRICE Retirement Blend 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $269 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2015 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1342-054Q1 08/24